Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                February 18, 2014



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisors Disciplined Trust 1166
                       (File No. 333-192313) (CIK 1586153)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on February 14, 2014.

                                Very truly yours,

                                Advisors Disciplined Trust 1166

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President






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